Property, Plant and Equipment - Summary of Property, Plant and Equipment - Assets Subject to Operating Leases (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2020 TWD ($)
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	$ 289,100
Depreciation expenses	(28,760)		$ (27,805)	$ (26,989)
Additions	31,265		35,613	25,195
Ending balance	291,528	$ 9,488	289,100
Property, plant and equipment subject to operating leases [member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	7,251		7,593
Ending balance	6,199		7,251	7,593
Gross carrying amount [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	8,943		9,209	8,821
Additions	0
Others	(1,382)		(266)	388
Ending balance	7,561		8,943	9,209
Accumulated depreciation, amortization and impairment [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(1,692)		(1,616)	(1,497)
Depreciation expenses	(59)		(77)	(82)
Others	389		1	(37)
Ending balance	(1,362)		(1,692)	(1,616)
Land [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	4,809		4,973
Ending balance	4,376		4,809	4,973
Land [Member] | Gross carrying amount [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	4,809		4,973	4,979
Additions	0
Others	(433)		(164)	(6)
Ending balance	4,376		4,809	4,973
Land [Member] | Accumulated depreciation, amortization and impairment [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	0		0	0
Depreciation expenses	0		0	0
Others	0		0	0
Ending balance	0		0	0
Buildings [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	2,442		2,620
Ending balance	1,823		2,442	2,620
Buildings [Member] | Gross carrying amount [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	4,134		4,236	3,842
Additions	0
Others	(949)		(102)	394
Ending balance	3,185		4,134	4,236
Buildings [Member] | Accumulated depreciation, amortization and impairment [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(1,692)		(1,616)	(1,497)
Depreciation expenses	(59)		(77)	(82)
Others	389		1	(37)
Ending balance	$ (1,362)		$ (1,692)	$ (1,616)